Right-Of-Use Assets, Net, Lease Liabilities and Long-term Deferred Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Presentation of leases for lessee [abstract]
Schedule Of Right Of Use Assets

	As at December 31, 2024
	Balance at beginning of year	Depreciation charge for the year	Adjustments	Balance at end of year
	$ Thousands

Land	91,493	(3,572)	(42,726)	45,195
PRMS facility	14,534	(1,229)	(97)	13,208
Offices	10,950	(2,327)	(143)	8,480
Long-term deferred expenses	57,538	(1,466)	52,502	108,574
	174,515	(8,594)	9,536	175,457

	As at December 31, 2023
	Balance at beginning of year	Depreciation charge for the year	Adjustments	Balance at end of year
	$ Thousands

Land	76,963	(3,770)	18,300	91,493
PRMS facility	13,977	(1,209)	1,766	14,534
Offices	8,353	(2,538)	5,135	10,950
Long-term deferred expenses	27,491	(1,246)	31,293	57,538
	126,784	(8,763)	56,494	174,515

Schedule of Detailed Information About Amounts Recognized In Statements Of Profit Loss Explanatory
	As at December 31,	As at December 31,
	2024	2023
	$ Thousands	$ Thousands

Interest expenses in respect of lease liability	872	689

Total cash outflow for leases	2,968	2,692